Earnings Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 16 — EARNINGS PER SHARE

Basic earnings per share is calculated by dividing (loss) income from continuing operations, (loss) income from discontinued operations, or net income (loss) by the weighted-average number of shares outstanding during the period. Diluted earnings per share is calculated by dividing (loss) income from continuing operations, (loss) income from discontinued operations, or net income (loss) by the weighted-average number of common shares outstanding, after giving effect to all dilutive potential common shares outstanding during the period.

Securities that could potentially dilute basic net income per share in the future that were not included in the computation of diluted net income per share as the effect would be anti-dilutive were 3,320,660 during the three and nine months ended September 30, 2025 and 2,637,588 during the three and nine months ended September 30, 2024.

Basic and diluted earnings per share were calculated as follows:

	Three Months Ended September 30,
	2025			2024
	Continuing Operations	Discontinued Operations	Total	Continuing Operations	Discontinued Operations	Total
Net income (loss)	$97,419	$(1,866)	$95,553	$(150,611)	$(136,987)	$(287,598)
Net income (loss) attributable to noncontrolling interests	4,470	—	4,470	624	(3,825)	(3,201)
Net income (loss) attributable to Registrant	92,949	(1,866)	91,083	(151,235)	(133,162)	(284,397)
Preferred stock dividends	2,015	—	2,015	2,015	—	2,015
Net income (loss) available to common shareholders	$90,934	$(1,866)	$89,068	$(153,250)	$(133,162)	$(286,412)
	Nine Months Ended September 30,
	2025			2024
	Continuing Operations	Discontinued Operations	Total	Continuing Operations	Discontinued Operations	Total
Net income (loss)	$149,144	$70,841	$219,985	$(661,063)	$(108,270)	$(769,333)
Net loss attributable to noncontrolling interests	(594)	—	(594)	(397)	(1,770)	(2,167)
Net income (loss) attributable to Registrant	149,738	70,841	220,579	(660,666)	(106,500)	(767,166)
Preferred stock dividends	6,045	—	6,045	6,045	—	6,045
Net income (loss) available to common shareholders	$143,693	$70,841	$214,534	$(666,711)	$(106,500)	$(773,211)
	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Weighted average common shares outstanding:
Basic	30,597,066	30,499,931	30,541,169	30,281,324
Effect of dilutive potential common shares:
Restricted stock units and warrants	—	—	—	—
Diluted	30,597,066	30,499,931	30,541,169	30,281,324

Basic net income (loss) per common share:
Continuing operations	$2.97	$(5.02)	$4.70	$(22.01)
Discontinued operations	(0.06)	(4.37)	2.32	(3.52)
Basic income (loss) per common share	$2.91	$(9.39)	$7.02	$(25.53)
Diluted net income (loss) per common share:
Continuing operations	$2.97	$(5.02)	$4.70	$(22.01)
Discontinued operations	(0.06)	(4.37)	2.32	(3.52)
Diluted income (loss) per common share	$2.91	$(9.39)	$7.02	$(25.53)

NOTE 17 — EARNINGS PER SHARE

Basic earnings per share is calculated by dividing net income by the weighted-average number of shares outstanding during the period. Diluted earnings per share is calculated by dividing net income (loss) by the weighted-average number of common shares outstanding, after giving effect to all dilutive potential common shares outstanding during the period. Remeasurements to the carrying value of the redeemable noncontrolling interests in equity of subsidiaries are not deemed to be a dividend (see Note 2(x)). According to ASC 480 — Distinguishing Liabilities from Equity, there is no impact on earnings per share in the computation of basic and diluted earnings per share to common shareholders for changes in the carrying value of the redeemable noncontrolling interests in equity, when such changes in carrying value which in substance approximates fair value.

Securities that could potentially dilute basic net income (loss) per share in the future that were not included in the computation of diluted net income (loss) per share were 1,412,305 and 2,341,329 during the years ended December 31, 2024 and 2023, respectively, because to do so would have been anti-dilutive.

Basic and diluted earnings per share were calculated as follows:

	Year Ended December 31, 2024
	Continuing Operations	Discontinued Operations	Total
Net (loss) income	$(922,409)	$147,470	$(774,939)
Net income (loss) attributable to noncontrolling interests and redeemable noncontrolling interests	(8,920)	(1,745)	(10,665)
Net (loss) income attributable to Registrant	(913,489)	149,215	(764,274)
Preferred stock dividends	8,060	—	8,060
Net (loss) income available to common shareholders	$(921,549)	$149,215	$(772,334)
	Year Ended December 31, 2023
	Continuing Operations	Discontinued Operations	Total
Net (loss) income	$(177,207)	$71,576	$(105,631)
Net (loss) income attributable to noncontrolling interests and redeemable noncontrolling interests	(10,779)	5,058	(5,721)
Net (loss) income attributable to Registrant	(166,428)	66,518	(99,910)
Preferred stock dividends	8,057	—	8,057
Net (loss) income available to common shareholders	$(174,485)	$66,518	$(107,967)
	Year Ended December 31,
	2024	2023
Weighted average common shares outstanding:
Basic	30,336,274	29,265,099
Effect of dilutive potential common shares:
RSUs and warrants	—	—
Contingently issuable shares	—	—
Diluted	30,336,274	29,265,099

Basic net (loss) income per common share:
Continuing operations	$(30.38)	$(5.96)
Discontinued operations	4.92	2.27
Basic loss per common share	$(25.46)	$(3.69)
Diluted net (loss) income per common share:
Continuing operations	$(30.38)	$(5.96)
Discontinued operations	4.92	2.27
Diluted loss per common share	$(25.46)	$(3.69)